Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	65	77
Number of jointly controlled entities Deutsche Bank Group holds interests	€ 13	€ 13
Investment in Huarong Rongde Asset Management Company Ltd
Dividends received	17	23
Impairment	0	0
Investment in Harvest Fund Management Co., LTD
Dividends received	12	7
Impairment	€ 0	€ 1